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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
   Address:      Two Seaport Lane
                 Boston, MA 02210-2021

Form 13F File Number: 028-06538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:   (617) 261-9324

Signature, Place, and Date of Signing:

    /s/ James J. Finnegan             Boston, Massachusetts   February 8, 2006
   -------------------------------    ---------------------   ----------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-01190                   Frank Russell Company
    028-04037                   Pioneer Investment Management, Inc.

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 5,193,944,970

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.     Form 13F File Number       Name

 1       028-06536                  AEW Capital Management, Inc.
 2       028-10256                  AEW Management and Advisors, L.P.
 3       028-10257                  AEW Investment Group, Inc.
 4       028-06808                  IXIS Asset Management US Group, L.P.

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                      FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.

    COLUMN 1          COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8
-------------------- --------- --------- --------- ---------------------- -------------- ------------ ----------------------------
                      TITLE OF             VALUE      SHRS OR   SH/  PUT/   INVESTMENT    OTHER            VOTING AUTHORITY
  NAME OF ISSUER       CLASS      CUSIP   (x$1000)    PRN AMT   PRN  CALL   DISCRETION   MANAGERS     SOLE       SHARED    NONE
-------------------- --------- --------- --------- ------------ ---- ---- -------------- ------------ ---------- ------ ----------
AMB Property Corp     COM     00163T109  60,960,261  1,040,100   SH       Shared-Defined  01 02 03 04     826,200  --      213,900
American Campus
  Communities         COM     024835100   8,868,405    311,500   SH       Shared-Defined  01 02 03 04     311,500  --           --
Apartment Invt &
  Mgmt                COM     03748r101  37,169,270    663,500   SH       Shared-Defined  01 02 03 04     519,200  --      144,300
Archstone-Smith
  Trust               COM     039583109 214,917,141  3,692,100   SH       Shared-Defined  01 02 03 04   2,515,100  --    1,177,000
Ashford Hospitality
  Trust               COM     044103109  16,472,595  1,323,100   SH       Shared-Defined  01 02 03 04   1,088,600  --      234,500
Avalon Bay
  Communities         COM     053484101 234,532,170  1,803,400   SH       Shared-Defined  01 02 03 04   1,217,200  --      586,200
Biomed Realty Trust
  Inc.                COM     09063H107  29,363,620  1,026,700   SH       Shared-Defined  01 02 03 04     842,200  --      184,500
Boston Properties
  Inc.                COM     101121101 330,661,340  2,955,500   SH       Shared-Defined  01 02 03 04   1,972,100  --      983,400
Brandywine Realty
  Trust               COM     105368203 117,269,758  3,526,910   SH       Shared-Defined  01 02 03 04   2,385,010  --    1,141,900
Brookfield
  Properties          COM     112900105 141,430,680  3,596,000   SH       Shared-Defined  01 02 03 04   2,527,900  --    1,068,100
Camden Property
  Trust               COM     133131102 142,235,100  1,926,000   SH       Shared-Defined  01 02 03 04   1,351,300  --      574,700
Cedar Shopping
  Centers             COM     150602209  20,951,879  1,316,900   SH       Shared-Defined  01 02 03 04   1,188,000  --      128,900
Centracore
  Properties Trust    COM     15235H107   2,534,672     78,400   SH       Shared-Defined  01 02 03 04      78,400  --           --
Corporate Office
  Properties          COM     22002t108  41,506,528    822,400   SH       Shared-Defined  01 02 03 04     655,900  --      166,500
DCT Industrial
  Trust Inc.          COM     233153105  29,029,180  2,460,100   SH       Shared-Defined  01 02 03 04   2,021,600          438,500
Developers
  Diversified         COM     251591103 150,985,575  2,398,500   SH       Shared-Defined  01 02 03 04   1,942,500  --      456,000
Digital Realty
  Trust               COM     253868103  14,578,557    425,900   SH       Shared-Defined  01 02 03 04     329,900  --       96,000
Duke Realty Corp.     COM     264411505  18,024,630    440,700   SH       Shared-Defined  01 02 03 04     354,900  --       85,800
Eastgroup
  Properties          COM     277276101  11,247,600    210,000   SH       Shared-Defined  01 02 03 04     210,000  --           --
Entertainment Pptys
  Tr                  COM     29380T105  12,389,280    212,000   SH       Shared-Defined  01 02 03 04     212,000  --           --
Equity Office
  Properties          COM     294741103  59,880,127  1,243,100   SH       Shared-Defined  01 02 03 04     973,300  --      269,800
Equity One Inc.       COM     294752100   6,505,040    244,000   SH       Shared-Defined  01 02 03 04     244,000  --           --
Equity Residential    COM     29476L107 249,522,525  4,916,700   SH       Shared-Defined  01 02 03 04   3,348,000  --    1,568,700
Extra Space Storage
  Inc.                COM     30225T102  43,462,452  2,380,200   SH       Shared-Defined  01 02 03 04   1,997,900  --      382,300
Federal Realty Invs
  Trust               COM     313747206 143,786,000  1,691,600   SH       Shared-Defined  01 02 03 04   1,050,700  --      640,900
First Potomac
  Realty Trust        COM     33610F109  33,162,112  1,139,200   SH       Shared-Defined  01 02 03 04     971,200  --      168,000
General Growth Prop   COM     370021107 142,551,339  2,729,300   SH       Shared-Defined  01 02 03 04   1,771,000  --      958,300
Glimcher Realty
  Trust               COM     379302102   6,891,180    258,000   SH       Shared-Defined  01 02 03 04     258,000  --           --
HRPT Properties
  Trust               COM     40426W101  55,124,225  4,463,500   SH       Shared-Defined  01 02 03 04   3,816,400          647,100
Health Care Pptys
  Invest Inc.         COM     421915109  34,573,980    939,000   SH       Shared-Defined  01 02 03 04     823,600  --      115,400
Health Care Reit
  Inc.                COM     42217k106     150,570      3,500   SH       Shared-Defined  01 02 03 04       3,500  --           --
Healthcare Realty
  Trust Inc.          COM     421946104  53,983,962  1,365,300   SH       Shared-Defined  01 02 03 04   1,253,200  --      112,100
Highwoods
  Properties          COM     431284108 126,356,000  3,100,000   SH       Shared-Defined  01 02 03 04   2,134,000  --      966,000
Hilton Hotels Corp.   COM     432848109 103,450,580  2,964,200   SH       Shared-Defined  01 02 03 04   1,957,700  --    1,006,500
Home Properties of
  NY Inc              COM     437306103  22,273,666    375,800   SH       Shared-Defined  01 02 03 04     297,200  --       78,600
Hospitality
  Properties          COM     44106m102  23,555,868    495,600   SH       Shared-Defined  01 02 03 04     419,100  --       76,500

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
Host Hotels &
  Resorts             COM     44107P104 198,057,125  8,067,500   SH       Shared-Defined  01 02 03 04   5,618,500  --    2,449,000
ISTAR Financial Inc   COM     45031U101  50,096,232  1,047,600   SH       Shared-Defined  01 02 03 04     900,000  --      147,600
Kilroy Realty Corp.   COM     49427f108  74,731,800    958,100   SH       Shared-Defined  01 02 03 04     802,600  --      155,500
Kimco Realty Corp.    COM     49446r109  61,963,800  1,378,505   SH       Shared-Defined  01 02 03 04   1,095,405  --      283,100
Kite Realty Group     COM     49803T102  10,844,288    582,400   SH       Shared-Defined  01 02 03 04     419,700  --      162,700
Lexington Corporate
  Pptys               COM     529043101   5,829,200    260,000   SH       Shared-Defined  01 02 03 04     260,000  --           --
Liberty Property
  Trust               COM     531172104 220,633,686  4,489,900   SH       Shared-Defined  01 02 03 04   3,045,700  --    1,444,200
Macerich Company
  (the)               COM     554382101  98,490,689  1,137,700   SH       Shared-Defined  01 02 03 04     952,000  --      185,700
Mack Cali Realty
  Corp                COM     554489104  10,985,400    215,400   SH       Shared-Defined  01 02 03 04     215,400  --           --
Maguire Properties
  Inc                 COM     559775101   3,980,000     99,500   SH       Shared-Defined  01 02 03 04      99,500  --
Mid-America
  Apartment           COM     59522j103   7,441,200    130,000   SH       Shared-Defined  01 02 03 04     130,000  --           --
Municipal Mortgage
  and Equity          COM     62624B101   4,830,000    150,000   SH       Shared-Defined  01 02 03 04     150,000  --           --
National Retail
  Properties          COM     202218103   6,240,105    271,900   SH       Shared-Defined  01 02 03 04    271,900   --           --
Nationwide Health
  Properties I        COM     638620104  69,645,012  2,304,600   SH       Shared-Defined  01 02 03 04   1,910,600  --      394,000
Omega Healthcare
  Investors           COM     681936100  31,936,756  1,802,300   SH       Shared-Defined  01 02 03 04   1,673,400  --      128,900
PS Business Parks
  Inc                 COM     69360j107  40,835,025    577,500   SH       Shared-Defined  01 02 03 04    451,100   --      126,400
Parkway Properties
  Inc/Md              COM     70159q104   9,181,800    180,000   SH       Shared-Defined  01 02 03 04    180,000   --           --
Plum Creek Timber
  Co.                 COM     729251108  12,038,685    302,100   SH       Shared-Defined  01 02 03 04    219,100   --       83,000
Primaris Retail
  REIT                COM     74157U109   6,488,000    400,000   SH       Shared-Defined  01 02 03 04    400,000   --           --
Prologis Trust        COM     743410102 245,796,419  4,044,700   SH       Shared-Defined  01 02 03 04  2,675,300   --    1,369,400
Public Storage Inc.   COM     74460d109 238,516,200  2,446,320   SH       Shared-Defined  01 02 03 04  1,648,320   --      798,000
Ramco Gershenson
  Properties          COM     751452202   6,636,360    174,000   SH       Shared-Defined  01 02 03 04    174,000   --
                                                                                                                   --
Realty Income Corp    COM     756109104  22,522,870    813,100   SH       Shared-Defined  01 02 03 04    761,100   --       52,000
Regency Centers
  Corp.               COM     758849103 158,927,427  2,033,100   SH       Shared-Defined  01 02 03 04  1,250,100   --      783,000
Senior Housing
  Properties Trust    COM     81721M109  17,189,856    702,200   SH       Shared-Defined  01 02 03 04    702,200
Simon Property
  Group               COM     828806109 411,055,078  4,058,200   SH       Shared-Defined  01 02 03 04  2,777,200   --    1,281,000
Spirit Finance
  Corp.               COM     848568309  24,281,584  1,947,200   SH       Shared-Defined  01 02 03 04  1,625,100   --      322,100
Starwood Hotels &
  Resorts             COM     85590A401  56,950,000    911,200   SH       Shared-Defined  01 02 03 04    653,600   --      257,600
Strategic Hotels &
  Resorts Inc         COM     86272T106     621,015     28,500   SH       Shared-Defined  01 02 03 04     28,500   --           --
Tanger Factory
  Outlets             COM     875465106   5,627,520    144,000   SH       Shared-Defined  01 02 03 04    144,000   --           --
Taubman Centers
  Inc.                COM     876664103  60,304,702  1,185,700   SH       Shared-Defined  01 02 03 04    967,900   --      217,800
Trustreet
  Properties          COM     898404108   2,746,550    163,000   SH       Shared-Defined  01 02 03 04    163,000   --
U Store IT Trust      COM     91274F104   7,471,980    363,600   SH       Shared-Defined  01 02 03 04    285,500            78,100
United Dominion
  Realty              COM     910197102  51,849,490  1,631,000   SH       Shared-Defined  01 02 03 04  1,326,500           304,500
Ventas Inc.           COM     92276F100   8,464,000    200,000   SH       Shared-Defined  01 02 03 04    200,000   --
Vornado Realty
  Trust.              COM     929042109 210,377,250  1,731,500   SH       Shared-Defined  01 02 03 04  1,179,000           552,500

                                     ------------- -----------                                         ----------  ------  ---------
Column Totals                        5,193,944,970 105,471,035                                        79,224,535   --    26,246,500